UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-12241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     July 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $169,057 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106    12325  1307000 SH       SOLE                  1307000        0        0
AMERICAN STD COS INC DEL       COM              029712106     7718   130850 SH       SOLE                   130850        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     2095    41773 SH       SOLE                    41773        0        0
BEARINGPOINT INC               COM              074002106     1595   218158 SH       SOLE                   218158        0        0
BISYS GROUP INC                COM              055472104     1528   129200 SH       SOLE                   129200        0        0
C&D TECHNOLOGIES INC           COM              124661109     1255   224100 SH       SOLE                   224100        0        0
CKE RESTAURANTS INC            COM              12561E105    11150   555550 SH       SOLE                   555550        0        0
FLOW INTL CORP                 COM              343468104     1811   143700 SH       SOLE                   143700        0        0
GOODMAN GLOBAL INC             COM              38239A100    13783   620300 SH       SOLE                   620300        0        0
GREENFIELD ONLINE INC          COM              395150105     3860   242600 SH       SOLE                   242600        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     1980    71700 SH       SOLE                    71700        0        0
HYPERCOM CORP                  COM              44913M105    16015  2709745 SH       SOLE                  2709745        0        0
INFOCROSSING INC               COM              45664X109    30357  1643602 SH       SOLE                  1643602        0        0
KENNAMETAL INC                 COM              489170100     9425   114900 SH       SOLE                   114900        0        0
LIMITED BRANDS INC             COM              532716107     5177   188600 SH       SOLE                   188600        0        0
NESS TECHNOLOGIES INC          COM              64104X108     5771   443600 SH       SOLE                   443600        0        0
OUTDOOR CHANNEL HLDGS INC      COM NEW          690027206     1320   117101 SH       SOLE                   117101        0        0
PHI INC                        COM NON VTG      69336T205     2850    95658 SH       SOLE                    95658        0        0
SAPIENT CORP                   COM              803062108    11951  1546043 SH       SOLE                  1546043        0        0
SUN-TIMES MEDIA GROUP INC      COM              86688Q100     3505   667700 SH       SOLE                   667700        0        0
TEKELEC                        COM              879101103     8409   583118 SH       SOLE                   583118        0        0
TRAVELCENTERS OF AMERICA LLC   COM              894174101     3769    93173 SH       SOLE                    93173        0        0
TRONOX INC                     COM CL B         897051207     1940   138100 SH       SOLE                   138100        0        0
TYCO INTL LTD NEW              COM              902124106     3075    91000 SH       SOLE                    91000        0        0
WILLIAMS SONOMA INC            COM              969904101     6393   202450 SH       SOLE                   202450        0        0